Vanguard® International Core Stock Fund
Schedule of Investments (unaudited)
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.9%)
Australia (3.7%)
	BHP Group Ltd.	429,717	13,354
*	ANZ Group Holdings Ltd.	744,527	11,994
	Woodside Energy Group Ltd.	291,175	7,052
			32,400
Austria (1.9%)
*,1	BAWAG Group AG	164,815	8,783
	Erste Group Bank AG	258,741	8,279
			17,062
Brazil (1.1%)
	Telefonica Brasil SA	894,100	6,459
	Localiza Rent a Car SA	307,900	3,057
			9,516
Canada (4.8%)
	Barrick Gold Corp.	690,779	11,841
	Intact Financial Corp.	68,215	9,820
	Cenovus Energy Inc.	483,083	9,373
	Nutrien Ltd.	97,777	7,138
	Enerplus Corp.	240,753	4,249
			42,421
China (12.3%)
	Tencent Holdings Ltd.	437,000	18,529
*	Trip.com Group Ltd.	436,200	15,044
	JD.com Inc. Class A	358,150	9,998
	Tsingtao Brewery Co. Ltd. Class A	599,457	9,249
	Yum China Holdings Inc.	164,650	9,194
	China Tourism Group Duty Free Corp. Ltd. Class A	280,628	8,687
*	Baidu Inc. Class A	544,800	7,769
	NetEase Inc.	534,900	7,758
	China Longyuan Power Group Corp. Ltd. Class H	6,156,000	7,483
	YTO Express Group Co. Ltd. Class A	2,567,585	7,408
	ENN Energy Holdings Ltd.	517,500	7,229
			108,348
Denmark (1.5%)
*	Genmab A/S	30,484	12,888
Finland (1.2%)
	Nokia OYJ	2,191,302	10,180
France (8.7%)
	Engie SA	1,064,748	15,233
	AXA SA	534,624	14,892

		Shares	Market Value ($000)
	Vinci SA	110,677	11,033
	Airbus SE	87,808	10,441
	Pernod Ricard SA	50,080	9,852
*	Renault SA	235,230	7,849
	Bureau Veritas SA	285,073	7,513
	Credit Agricole SA	3,729	39
			76,852
Germany (4.3%)
	Siemens AG (Registered)	81,344	11,213
*	Commerzbank AG	1,180,276	11,035
	RWE AG	195,649	8,649
	Wacker Chemie AG	55,060	7,017
			37,914
Greece (0.6%)
	Hellenic Telecommunications Organization SA	362,916	5,668
Hong Kong (0.8%)
	CK Asset Holdings Ltd.	1,165,000	7,145
India (3.1%)
	Axis Bank Ltd.	1,057,626	11,902
	Larsen & Toubro Ltd.	351,595	8,837
	Mahindra & Mahindra Ltd.	429,716	6,470
			27,209
Indonesia (0.7%)
	Bank Negara Indonesia Persero Tbk. PT	10,236,740	6,065
Ireland (0.9%)
	Smurfit Kappa Group plc	223,103	8,268
Italy (2.3%)
	CNH Industrial NV	824,652	13,229
	FinecoBank Banca Fineco SpA	410,687	6,820
			20,049
Japan (12.2%)
	Mitsubishi UFJ Financial Group Inc.	2,546,000	17,092
	Tokio Marine Holdings Inc.	478,700	10,226
	Fujitsu Ltd.	74,200	9,892
	Ono Pharmaceutical Co. Ltd.	401,000	9,373
	Nippon Telegraph & Telephone Corp.	314,900	8,981
	Mitsui Fudosan Co. Ltd.	480,400	8,780
	Daiichi Sankyo Co. Ltd.	272,700	8,777
	Subaru Corp.	542,800	8,218
	ITOCHU Corp.	260,100	8,160
	Bandai Namco Holdings Inc.	116,200	7,283
	Isuzu Motors Ltd.	519,600	6,024
	Yamaha Motor Co. Ltd.	201,300	4,550
			107,356
Mexico (1.2%)
	Wal-Mart de Mexico SAB de CV	3,023,100	10,641
Netherlands (2.1%)
*	AerCap Holdings NV	169,984	9,914
	Coca-Cola Europacific Partners plc	160,455	8,876
			18,790
Norway (2.1%)
	Norsk Hydro ASA	1,346,670	10,063

		Shares	Market Value ($000)
	Equinor ASA	225,010	8,087
			18,150
Other (2.6%)
[2]	Vanguard FTSE Developed Markets ETF	538,958	22,620
Philippines (0.8%)
	BDO Unibank Inc.	3,527,750	6,709
Portugal (0.4%)
	Jeronimo Martins SGPS SA	154,210	3,336
Russia (0.0%)
*,3	Magnit PJSC	31,141	—
Singapore (1.9%)
	DBS Group Holdings Ltd.	544,900	13,792
	CapitaLand Integrated Commercial Trust	1,976,700	3,015
			16,807
South Korea (3.3%)
	Samsung Electronics Co. Ltd.	315,769	13,860
	SK Hynix Inc.	143,940	8,588
	SK Telecom Co. Ltd.	184,733	6,930
			29,378
Sweden (1.4%)
	Volvo AB Class B	706,890	12,769
Switzerland (5.7%)
	Novartis AG (Registered)	207,495	18,778
	Roche Holding AG	48,934	15,377
	Cie Financiere Richemont SA (Registered) Class A	104,949	13,607
	Credit Suisse Group AG (Registered)	830,020	2,478
			50,240
Taiwan (3.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,373,000	19,941
	Hon Hai Precision Industry Co. Ltd.	3,254,309	10,548
			30,489
Thailand (2.2%)
	Kasikornbank PCL (Foreign)	1,856,700	7,893
	Bangkok Dusit Medical Services PCL (Foreign)	8,762,300	7,328
	Thai Beverage PCL	7,522,000	3,846
			19,067
United Kingdom (11.6%)
	Shell plc	748,621	21,104
	Anglo American plc	412,970	16,172
	Standard Chartered plc	1,839,202	13,718
	BAE Systems plc	1,282,220	13,243
	Compass Group plc	527,414	12,179
	AstraZeneca plc	66,416	8,988
*	Haleon plc	2,245,668	8,885
	WPP plc	796,631	7,871
			102,160
Total Common Stocks (Cost $863,464)			870,497

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[4]	Vanguard Market Liquidity Fund (Cost $11,319)	4.334%	113,203	11,319
Total Investments (100.2%) (Cost $874,783)				881,816
Other Assets and Liabilities—Net (-0.2%)				(1,407)
Net Assets (100%)				880,409
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the aggregate value was $8,783,000, representing 1.0% of net assets.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	53,062	9,516	—	62,578
Common Stocks—Other	41,410	766,509	—	807,919
Temporary Cash Investments	11,319	—	—	11,319
Total	105,791	776,025	—	881,816

D.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Sep. 30, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2022 Market Value ($000)
Vanguard FTSE Developed Markets ETF	23,501	32,429	35,276	(718)	2,684	215	—	22,620
Vanguard Market Liquidity Fund	8,783	NA1	NA1	1	—	95	—	11,319
Total	32,284	32,429	35,276	(717)	2,684	310	—	33,939
1	Not applicable—purchases and sales are for temporary cash investment purposes.